SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of expected amortization of the intangible assets

The expected amortization of the intangible assets, as of June 30, 2019, is as follows:

For the year ended September 30,	Intangible assets
2019 (for the remaining three months)	$12,000
2020	29,400
2021	29,400
2022	3,500
Total	$74,300